Transmission Rights (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transmission Rights
Transmission rights	$ 951,979	$ 1,024,985
Non-current portion of Transmission rights	74,234	74,234
Current portion of transmission rights	877,745	950,751
Transmission rights charged to consolidated cost of revenues	$ 1,047,108	$ 865,507	$ 1,372,309